Inventories (Narrative) (Details) - USD ($) $ in Thousands	Aug. 27, 2016	Aug. 29, 2015
Inventory Disclosure [Abstract]
Inventory, gross	$ 156,219	$ 144,709
LIFO inventory amount	149,400	135,300
FIFO inventory amount	$ 6,800	$ 8,400